Acquisition of ITS (Details) $ in Millions	Jun. 08, 2025 USD ($)	Jun. 08, 2025 ILS (₪)	Feb. 16, 2026
Acquisition of ITS (Details) [Line Items]
Percentage of share capital			51.00%
Convertible period of shareholder		3 years	3 years
Controlling Shareholder First Year [Member]
Acquisition of ITS (Details) [Line Items]
Aggregate purchase price (in New Shekels)		₪ 25,000,000
Controlling Shareholder Second Year [Member]
Acquisition of ITS (Details) [Line Items]
Aggregate purchase price (in New Shekels)		30,000,000
Third - Year NIS [Member]
Acquisition of ITS (Details) [Line Items]
Aggregate purchase price (in New Shekels)		35,000,000
Mr. Gera Eron [Member]
Acquisition of ITS (Details) [Line Items]
Share capital consideration	$ 3	₪ 10,000
Percentage of share capital		51.00%
Acquisition percentage		49.00%
ITS Acquisition [Member]
Acquisition of ITS (Details) [Line Items]
Acquisition percentage			49.00%